RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 11—RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, administrative, accounting and financial services to the Company. The Company’s Chairman of the Board of Directors, CEO and President, a director of the Company, and the Company’s Secretary are each partners of TRC. The costs incurred for these services were $75,000 and $38,775 for the three months ended September 30, 2014 and 2013, respectively and were $255,000 and $174,625 for the nine months ended September 30, 2014 and 2013, respectively.

In addition from time-to-time, some of the Company’s expenses are paid by TRC. The Company reimburses TRC for these expenses and no interest is charged on the outstanding balance. Reimbursable expenses were $6,233 and $1,295 for the three months ended September 30, 2014 and 2013, respectively and were $29,783 and $12,266 for the nine months ended September 30, 2014 and 2013, respectively.

As of September 30, 2014 and December 31, 2013, the Company had a payable to TRC of $86,783 and $70,899, respectively. The amounts are recorded as other current liabilities on the balance sheet. All balances owed as of December 31, 2013 were paid in full during the first quarter of 2014 and all balances owed as of September 30, 2014 are expected to be paid in full during the fourth quarter of 2014.

In connection with the 2011 Financing, the Company entered into an engagement agreement between the Company and Riverbank (the “Engagement Agreement”), a FINRA member broker dealer and a related party controlled by certain officers and/or directors of the Company, which acted as placement agent for the Company in connection with the issuance of the Convertible Securities. Pursuant to the terms of the Engagement Agreement, the Company paid Riverbank a cash fee equal to $673,420 in connection with the issuance of the Series A Preferred Shares (see Note 8). In addition, pursuant to the terms of the Engagement Agreement, in connection with the Subsequent Financing completed in May 2013, the Company issued to certain designees of Riverbank, Series A Warrants to purchase 148,146 Series A Preferred Shares, which represents five percent (5%) of the aggregate number of Series A Preferred Shares into which the Convertible Securities sold in the 2011 Financing converted. The Series A Warrants were exercisable for Series A Preferred Shares for five years at an exercise price equal to $1.73. The Engagement Agreement contained terms which required the Company to issue warrants to Riverbank based on a Subsequent Financing. This was considered a derivate liability and accounted for at fair value due to the fact that the terms of issuance could not be set until a Subsequent Financing had been completed. The fair value of this provision was marked to market each period, and was $96,800 on the date of the 2011 Financing and was recorded as additional issuance costs.

As of May 10, 2013, the date of the Series A Financing, the provision was valued at $122,500. Following the issuance of the Series A Warrants, the provisions of the Engagement Agreement were no longer considered a derivative liability and the balance of $122,500 was charged to additional paid-in capital.

Management used the following assumptions for the Black-Scholes valuation of the Series A Warrants:

MAY 10, 2013
Weighted-average term	5.0 years
Volatility	75%
Risk-free interest rate	0.82%
Dividend yield	6%

In connection with the IPO and the conversion of the Series A Preferred Shares into common stock, these warrants converted to warrants that are exercisable for shares of common stock at an exercise price equal to $2.04.

NOTE 10—RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial and administrative services to the Company. The Company’s Chairman of the Board of Directors, CEO and President, a director of the Company, and the Company’s Secretary are each partners of TRC. For the years ended December 31, 2013 and 2012, the Company incurred expense of $253,467 and $173,250 for these services and are included in general and administrative expenses on the statements of operation.

In addition from time-to-time, some of the Company’s expenses are paid by TRC. The Company reimburses TRC for these expenses and no interest is charged on the outstanding balance. For the years ended December 31, 2013 and 2012, reimbursable expenses totaled $30,457 and $16,082, respectively and are included in general and administrative expenses on the statements of operation.

As of December 31, 2013 and 2012, the Company had a payable to TRC of $70,899 and $13,333, respectively. The amounts are recorded as due to related party or the balance sheet. All balances owed as of December 31, 2012 were paid in full during the first quarter of 2013 and all balances owed as of December 31, 2013 were paid in full during February 2014.

In connection with the 2011 Financing, the Company entered into an Engagement Agreement between the Company and Riverbank. Pursuant to the terms of the Engagement Agreement, the Company paid Riverbank a cash fee equal to $673,420 in connection with the issuance of the Series A Convertible Preferred Shares (see Note 8). In addition, pursuant to the terms of the Engagement Agreement, in connection with the Subsequent Offering completed in May 2013 (see Note 13), the Company issued to certain designees of Riverbank Series A Warrants to purchase 148,146 shares of Series A Convertible Preferred Stock, which represents five percent (5%) of the aggregate number of shares of Series A Convertible Preferred Stock into which the Convertible Securities sold in the 2011 Financing converted. The Series A Warrants are exercisable for shares of Series A Convertible Preferred Stock for five years at an exercise price equal to $1.73. The Engagement Agreement contained terms which required the Company to issue warrants to Riverbank based on a Subsequent Offering. This was considered a derivate liability and accounted for at fair value due to the fact that the terms of issuance could not be set until a Subsequent Offering had been completed. The fair value of this provision was $96,800 on the date of the 2011 Financing and was recorded as additional issuance costs (see Note 8).

As of May 10, 2013 (date of issue) and December 31, 2012, the provision was valued at $122,500 and $140,940, respectively. Following the issuance of the Series A Warrants, the provisions of the Engagement Agreement were no longer considered a derivative liability and the balance of $122,500 was charged to additional paid-in capital.

Management used the following assumptions for the Black-Scholes valuation of the Series A Warrants:

	MAY 10, 2013	DECEMBER 31, 2012
Weighted-average term	5.0 years	5.3 years
Volatility	75%	78%
Risk-free interest rate	0.82%	0.73%
Dividend yield	6%	6%